Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Summary of changes in the Company's goodwill
A summary of changes in the Company’s goodwill during the years ended April 30, 2011 and 2010, by reportable segment is as follows:

		U.S. Retail	U.S. Retail
	U.S. Retail	Consumer	Oils and	Special
	Coffee Market	Market	Baking Market	Markets	Total

Balance at May 1, 2009	$1,629,873	$569,683	$460,840	$130,995	$2,791,391
Acquisitions	5,540	289	—	265	6,094
Foreign currency translation adjustments	—	2,301	1,282	6,662	10,245

Balance at April 30, 2010	$1,635,413	$572,273	$462,122	$137,922	$2,807,730
Foreign currency translation adjustments	(47)	1,138	634	3,291	5,016

Balance at April 30, 2011	$1,635,366	$573,411	$462,756	$141,213	$2,812,746

Other intangible assets and related accumulated amortization and impairment charges
The Company’s other intangible assets and related accumulated amortization and impairment charges are as follows:

		April 30, 2011			April 30, 2010

		Accumulated			Accumulated
		Amortization/			Amortization/
	Acquisition	Impairment		Acquisition	Impairment
	Cost	Charges	Net	Cost	Charges	Net

Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,180,000	$168,125	$1,011,875	$1,180,000	$95,722	$1,084,278
Patents and technology	134,970	25,980	108,990	134,970	15,874	119,096
Trademarks	35,153	6,652	28,501	29,222	3,491	25,731

Total intangible assets subject to amortization	$1,350,123	$200,757	$1,149,366	$1,344,192	$115,087	$1,229,105

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,799,862	$9,218	$1,790,644	$1,805,793	$8,383	$1,797,410

Total other intangible assets	$3,149,985	$209,975	$2,940,010	$3,149,985	$123,470	$3,026,515

Amortization expense for finite-lived intangible assets was $73,438, $72,417, and $38,094 in 2011, 2010, and 2009, respectively. The weighted-average useful life of the finite-lived intangible assets is 19 years. Based on the amount of intangible assets subject to amortization at April 30, 2011, the estimated amortization expense for each of the succeeding five years is approximately $73,000.